PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jun. 30, 2011
PROPERTY, PLANT AND EQUIPMENT
NOTE 6 - PROPERTY, PLANT AND EQUIPMENT

A summary of property, plant and equipment at cost is as follows:

	June 30,
	2010	2011

Land use right	$7,282,148	$6,734,503
Buildings	13,608,227	41,388,443
Machinery	3,118,451	4,434,365
Software	1,206,719	2,798,335
Vehicles	1,234,259	1,282,623
Electronic equipments and other equipments	10,770,860	16,218,118
Construction in progress	39,329,699	757,390

	76,550,363	73,613,777
Less: Accumulated depreciation and amortization	(11,204,745)	(13,860,585)

	$65,345,618	$59,753,192

Land use rights represent rights to use state-owned lands in the PRC with lease terms of 50 years expiring in 2057.
Construction in progress consists of capital expenditures and capitalized interest charges relating to the construction of facilities and assembly lines projects. Interest of $206,595, $1,102,772 and $310,551 during the period of construction for the years ended June 30, 2009, 2010 and 2011, respectively, have been capitalized.

The Company commenced the construction of a new facility in Beijing, the PRC, during the year ended June 30, 2009, and the  construction project was completed in August 2010.

Upon the completion of the new facility, the Company relocated its headquarters to this new facility in August 2010. At that time, the management of the Company developed a plan to dispose of the old headquarters. The old headquarters comprised a piece of land and several buildings which the Company owned, except for the fourth and fifth floors of the main building which were owned by Hollysys Information Technology Co., Ltd (“Hollysys Information”), an unconsolidated investee of the Company. In order to carry out the disposal of buildings with the best earnings opportunity through selling the whole complex, the Company purchased the fourth and fifth floors of the main building from Hollysys Information for a cash consideration of RMB 23,353,900 (equivalent to $3,608,675), plus transaction costs of $108,260. After the acquisition of the fourth and fifth floors of the main building and the relocation of headquarters, the Company initiated a plan to sell the whole complex of buildings of the old headquarters, which comprised  land and building with a carrying value of $5,228,783, and the acquired floors with a carrying value of $3,716,935, and reclassified them to assets held for sale with an aggregate carrying value of $8,945,718 as of June 30, 2011. The old headquarters, recognized as assets held for sale, are no longer depreciated as they are being held at the lower of cost or fair value less cost to sell.

A long-lived asset shall not be depreciated (amortized) while it is classified as held for sale.

The depreciation and amortization for the years ended June 30, 2009, 2010 and 2011 were $2,241,344, $2,683,042  and $4,468,592, respectively.